Key Management Personnel Disclosures - Summary of Number of Shares Held in Company (Detail)	12 Months Ended
	Jun. 30, 2020 shares	Jun. 30, 2019 shares	Jun. 30, 2018 shares
Changes In Number Of Shares Outstanding [line items]
Balance at start of the year	21,505,797	21,481,457	10,881,194
Other changes during the year		0
Balance at end of the end year Number		21,505,797	21,481,457
American Depository Receipts [member]
Changes In Number Of Shares Outstanding [line items]
Balance at start of the year	45	45	45
Received during the year on the exercise of performance rights	0	0	0
Received during the year on the exercise of options	0	0	0
Other changes during the year	0	0	0
Balance at end of the end year Number	45	45	45
Ordinary Shares [member]
Changes In Number Of Shares Outstanding [line items]
Balance at start of the year	14,505,775	10,337,293	7,355,342
Received during the year on the exercise of performance rights	4,616,958	4,664,237	5,482,508
Received during the year on the exercise of options	0	0	0
Other changes during the year	784,495	(495,755)	(2,500,557)
Balance at end of the end year Number	19,907,228	14,505,775	10,337,293
Share consolidation, shares	(3,489,408,041)
Dr Russell Howard [member] | Ordinary Shares [member]
Changes In Number Of Shares Outstanding [line items]
Balance at start of the year	250,000	0	0
Received during the year on the exercise of performance rights	250,000	250,000	0
Received during the year on the exercise of options	0	0	0
Other changes during the year	0	0	0
Balance at end of the end year Number	500,000	250,000	0
Mr Pete Meyers [member] | Ordinary Shares [member]
Changes In Number Of Shares Outstanding [line items]
Balance at start of the year	1,227,121	953,484	686,275
Received during the year on the exercise of performance rights	273,637	273,637	267,209
Received during the year on the exercise of options	0	0	0
Other changes during the year	0	0	0
Balance at end of the end year Number	1,500,758	1,227,121	953,484
Mr Marc Voigt [member] | American Depository Receipts [member]
Changes In Number Of Shares Outstanding [line items]
Balance at start of the year	45	45	45
Received during the year on the exercise of performance rights	0	0	0
Received during the year on the exercise of options	0	0	0
Other changes during the year	0	0	0
Balance at end of the end year Number	45	45	45
Mr Marc Voigt [member] | Ordinary Shares [member]
Changes In Number Of Shares Outstanding [line items]
Balance at start of the year	5,827,196	4,160,529	1,827,196
Received during the year on the exercise of performance rights	1,666,667	1,666,667	2,333,333
Received during the year on the exercise of options	0	0	0
Other changes during the year	153,582	0	0
Balance at end of the end year Number	7,647,445	5,827,196	4,160,529
Mr Grant Chamberlain [member] | Ordinary Shares [member]
Changes In Number Of Shares Outstanding [line items]
Balance at start of the year	473,931	0	0
Received during the year on the exercise of performance rights	426,653	473,931	0
Received during the year on the exercise of options	0	0	0
Other changes during the year	400,785	0	0
Balance at end of the end year Number	1,301,369	473,931	0
Ms Deanne Miller [member] | Ordinary Shares [member]
Changes In Number Of Shares Outstanding [line items]
Balance at start of the year	2,314,421	1,976,842	824,358
Received during the year on the exercise of performance rights	833,334	833,334	1,233,333
Received during the year on the exercise of options	0	0	0
Other changes during the year	(143,863)	(495,755)	(80,849)
Balance at end of the end year Number	3,003,892	2,314,421	1,976,842
Dr Frederic Triebel [member] | Ordinary Shares [member]
Changes In Number Of Shares Outstanding [line items]
Balance at start of the year	4,413,106	3,246,438	1,597,805
Received during the year on the exercise of performance rights	1,166,667	1,166,668	1,648,633
Received during the year on the exercise of options	0	0	0
Other changes during the year	373,991		0
Balance at end of the end year Number	5,953,764	4,413,106	3,246,438
Ms Lucy Turnbull A O [member] | Ordinary Shares [member]
Changes In Number Of Shares Outstanding [line items]
Balance at start of the year		0	2,035,958
Received during the year on the exercise of performance rights			0
Received during the year on the exercise of options			0
Other changes during the year			(2,035,958)
Balance at end of the end year Number			0
Share consolidation, shares			2,035,958
Mr Albert Wong [member] | Ordinary Shares [member]
Changes In Number Of Shares Outstanding [line items]
Balance at start of the year		0	383,750
Received during the year on the exercise of performance rights			0
Received during the year on the exercise of options			0
Other changes during the year			(383,750)
Balance at end of the end year Number			0
Share consolidation, shares			383,750